Leasehold Improvement and Equipment, Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Depreciation expense	$ 37,087	$ 40,131
Impairment of leasehold improvements and equipment		55,919
Leasehold Improvement [Member]
Impairment of leasehold improvements and equipment		33,882
Furniture and Education Equipment [Member]
Impairment of leasehold improvements and equipment		$ 22,037